CONVERTIBLE DEBENTURES FINANCING (Details Narrative) - CAD ($)			12 Months Ended
	Jun. 06, 2015	Sep. 04, 2013	Dec. 31, 2013	Jan. 04, 2016
ConvertibleDebenturesFinancingLineItems [Line Items]
Share Price				$ 0.10
Convertible Debentures
ConvertibleDebenturesFinancingLineItems [Line Items]
Convertible debenture financing, Amount	$ 250,000
Maturity date	Jan. 06, 2016
Conversion price	$ 0.30
Interest rate	20.00%
Convertible debentures, Amount	$ 222,006
Equity portion of convertible debenture	$ 27,994
Convertible Debentures Two
ConvertibleDebenturesFinancingLineItems [Line Items]
Convertible debenture financing, Amount			$ 975,000
Maturity date			Jul. 23, 2018
Conversion price			$ 1.50
Interest rate			15.00%
Convertible debentures, Amount			$ 913,072
Equity portion of convertible debenture		$ 52,562	61,928
Cash payments			$ 48,000
Common stock issued			2,000
Share Price			$ 1.50
Financing transaction costs			$ 56,115
Convertible debentures converted into common stock, Value		$ 858,118
Convertible debentures converted into common stock, Share		610,724
Warrants Agent
ConvertibleDebenturesFinancingLineItems [Line Items]
Common stock issued			3,333
Fair value of warrants			$ 8,115
Liability Component
ConvertibleDebenturesFinancingLineItems [Line Items]
Financing transaction costs			52,551
Equity Component
ConvertibleDebenturesFinancingLineItems [Line Items]
Financing transaction costs			$ 3,564